Trade and other payables	12 Months Ended
Mar. 31, 2020
Trade and other payables
Trade and other payables

33.  Trade and other payables

	March 31,
	2019	2020
Trade payables	4,124,409	1,364,460
Accrued expenses	275,515	221,510
Related parties (refer to Note 42)	15,517	9,364
Refund and other payables*	852,605	1,291,810
Total	5,268,046	2,887,144
Current	5,264,949	2,859,370
Non-current	3,097	27,774
Total	5,268,046	2,887,144

Non-current portion pertains to the expenditure incurred towards advertisements made as per the advertisements contract entered with BCCL (refer note 39).

*During the year ending March 31, 2019, the Company has reassessed its estimates of likely future refund of certain customer transactions and the above liability has been adjusted accordingly.